COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2025
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan

	12/31/2025	12/31/2024
Opening balance as of January 1	1,326,925	1,257,291
Effect on cash flow:
Interest payment	—	(2,240)
Non-cash effect:
Provision	201,303	70,207
Debt charges	—	18,550
Inflation adjustment	13,583	23,547
Write-offs	(135,351)	(40,430)
Final balance on December 31	1,406,460	1,326,925